VIA EDGAR FILING

Securities and Exchange Commission

Washington, D.C. 20549-4631

Att: Jenn Do, Staff Accountant

Division of Corporate Finance

Tel: 202-551-3743

Re:	Great Wall Builders ltd.

Form 10-K for the Fiscal year Ended June 30, 2010

Filed September 24, 2010

Form 10-Q for the Period Ended September 30, 2010

File No. 333-153182

Dear Ms. Do:

In reference to your letter dated March 18, 2011 for the above captioned matter, we are providing the appropriate responses as follow:

General

1. In your amended filings, please include a prominently located explanatory note addressing the reason(s) for why the amendment is being filed.

Response: We have included an explanatory note at a prominently located Form 10-K/A filing.

2. Please confirm to us, if true, that lf true, that all of your operations are conducted in the United States.

Response: Our operations are conducted in the United States and China.

Item 1. Business, Page 4

3. We note your reference in the first paragraph to Section 27A of the Securities Act of 1933 and Section 21E of the Securities Exchange Act of 1934. Please be advised that the safe harbor for forward-looking statements does not apply to issuers of penny stock. Since you are a penny stock issuer, please delete these references in future filings to remove any implications that you are eligible to rely upon the safe harbor provisions. Please refer to Section 27A(b) (1) (C) of the Securities Act and Section 21E(b)(1)(C) of the Exchange Act.

Response: We have made supplementary disclosure regarding exclusion of safe harbor provisions for issuers of penny stock.

4. Throughout this section you discuss your business from an inspirational perspective ( i.e., what you intend or hope to do). If you have not yet begun building homes, in future filings please also discuss the activities you have conducted throughout the year so that investors can have an understanding of how you have advanced toward your goal of building affordable homes in Houston and China.

Response: We have made supplementary disclosures on our amended Form 10-K/A filing. Please refer to page 4.

Competition, page 6

5. In future filings, please identify the methods of competition ( e.g., price, quality, etc.,) for those competitors who build in your targeted neighborhoods.

Response: We have made supplementary disclosures on our amended Form 10-k/A filing. Please refer to Page 6.

Regulation and Environment Matters, page 6

6. In future filings, please disclose the effects of existing and probable governmental regulations on your business. For example, please disclose how the deed restrictions in Houston will impact your ability to build homes. Please also discuss the cost and effects of compliance with environmental laws. See Items 101(h)(4)(1x) and 101(h)(4)(xi) of Regulation S-K.

Response: We have made supplementary disclosures on our amended Form 10-K/A filings. Please refer to page 6.

Intellectual Properties, page 6

7. You state that you intend to assert your rights to protect your intellectual property, "including" your trademarks. To the extent that you own other forms of intellectual property such as copyrights and patents, please describe them in future filings and state the duration. See item 101(h)(vii) of Regulation S-K.

Response: We do not have copyrights, patents or trademarks which require supplementary disclosures.

Item 2: Properties, page 7

8. In future filings, please indicate the number of residential lots you own as of date reasonably proximate to the filing date.

Response: We have made supplemental disclosures on our amended Form 10-K/A filing, please refer to page 7.

Management's Discussion and analysis, page 9

Results of Operations, Page 10

9. Please revise this section to correct certain time periods referenced. For example, you state that there was a net loss of $47,342 during the period from November 3, 2007 ( inception) to June 30, 2009. However, the net loss of $47,342 was incurred for the fiscal year ended June 30,2009.

Response: We have made revision on our amended Form 10-K/A filing, please refer to page 10.

Liquidity and Capital Resources, page 10

10. From the existing disclosure, it appears you do not currently have sufficient resources to fund planned operations for the twelve month period. In your amended filing, please state the estimated deficiency in dollar terms and discuss how you plan to address the deficiency. We note from page 9 that it appears you expect to spend an aggregate $1 million using funds in your operations on a monthly basis, and indicate whether the expected rate at which capital is used in operations over the 12 month period will vary from that amount, by how much and why. Discuss the significant terms and maturities of your related party payables and other expected cash needs, demand or commitments. The discussion of the acquisition of residential lots should address the total estimated costs, cost incurred to date and during the reporting period, expected remaining costs in the next twelve months and beyond, and changes in these estimates from the prior reporting period. Provide your assessment of the accessibility of and risks to accessing needed capital.

Response: We have made supplemental disclosures on our amended Form 10-K/A filing, please refer to page 10.

Revenue Recognition, page 11

11. you state you recognized $61,860 in service revenue from inception to June 30, 2010. Please revise to discuss the nature of these service revenues and exactly when they were recorded.

Response: We have made revision on our amended Form 10-K/A filing, please refer to page 11.

12. Revise your form 10-K in future filings to remove, from the titles only of your statement of operations, statement of Stockholders' deficit and statement of cash flows, the indicating that each statement is "From Inception November 3, 2007 to June 30,2010".

Response: We have made appropriate revisions to our amended Form 10-K/A filing.

Item 9A. controls and Procedures, Page 15.

13. Please revise your filing to disclose that management concluded that your disclosure controls and procedures were effective at the reasonable assurance level as of the end of the period covered by the annual report. Refer to Section 11.F.4 of Management's Reports on Internal control Over financial Reporting Certification f disclosure in Exchange Act Periodic Reports, Sec Release No. 33-8238.

Response: We have made supplemental disclosures on our amended Form 10-K/A filing, please refer to page 15.

Management's Report on Internal Controls Over Financial Reporting, page 16.

14. You state that annual report does not include a report of management's assessment regarding internal control over financial reporting or an attestation report of the company's registered public accounting firm due to a transition period established by rules of the Securities and Exchange Commission for newly public companies. However, it does not appear that you qualify as a newly public companies. In this case, a report by management regarding its assessment of internal control over financial reporting would be required t5o be included in this annual report. Please refer to Item 308T of Regulation S-K and SEC Release Nos.33-9072 and 33-8934. Please amend your 2010 Form 10k to provide all of the information required by the aforementioned Item 308T.

Response: We have made supplemental disclosures on our amended Form 10-K/A,

please refer to page 15.

Item11. Executive Compensation, page 18.

Summary Compensation Table, page 19

15. Regarding footnote one to the summary compensation table, in future filings please provide a quantitative breakdown on the amounts of other compensation to the extent material. See Item 402(o)(7) of Regulation S-K.

Response: This SEC comment is not applicable. The other compensations in 2009 was not material. Pursuant to Item 402(o)(7) of S-K, an item shall not be considered material if it does not exceed the greater of $25,000.

Item 12. Owners and Management and Related Stockholder Matters, page 20

16. In future filings, please disclose the address of each beneficial owner. See item 403(a) of Regulation S-K.

Response: We have made supplemental disclosures on our amended Form 10-K/A filing. Please refer to page 19.

Item 13. Certain Relationships and Related Transactions, and Director Independence, page 20

17. We note your disclosure on page 15 in Note 5 to your financial statements that management has advanced to you $2,000. Please us why you have not disclosed the information about this transaction required by item 404(a) of Regulation S-K.

Response: This SEC comment is not applicable. The Company received $2,000 from our Officer to pay for third party expenses. It was not considered related party transaction.

Signatures, page 21

18. In future filings, please disclose who is signing your filings in the capacity of your principal accounting officer. In addition, please have your filing signed by persons constituting a majority of your board of directors. See General Instruction D.2. of Form 10-K.

Response: We have made appropriate disclosures. Please refer to page 20.

Section 203 certification

19. Please amend your form 10-K to provide an executed certification for your chief executed officer and chief financial that included the full text of the introductory language in paragraph four as stated in Item 601(b)(31) (i) of Regulation S-K. Please also similar amend your subsequent filings on form 10-Q for the quarterly periods ended September 30, 2010 and March 31, 2010. You many file an abbreviated amendment ( i.e. cover page, explanatory note, signature page and paragraphs 1,2,4 and 5 of the signed certification) regarding the Forms 10-Q.

Response: We have made revisions to Section 203 Certification and filed as exhibit. We also filed the abbreviated 10-Q/A amendments for the period ended September 30, 2010 and March 31, 2010.

Form 10-Q for the period ended September 30, 2010.

20. We note your disclosure regarding disclosure controls and procedures. the definition you have provided does not fully conform to the definition set forth in Rules 13a-15(e) and 15d-15(e) of the Exchange Act. specifically, you do not state whether your disclosure controls and procedures were effective at the reasonable assurance level to ensure that information required to be disclosed is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms, as well as accumulated and communicated to management, including the principal executive and principal financial officers, or person performing similar functions, as appropriate to allow timely decisions regarding required disclosure. Please confirm, if true, that your management's concluding regarding effectiveness is based on the full definition of disclosure controls and procedures as of September 30, 2010.

Response: The management concluded that the disclosure controls and procedures were effective.

The company acknowledged that:

•        the company is responsible for the adequacy and accuracy of the disclosure in the filing;

•        staff comments or changes to disclosure in response to staff comments do not foreclose the Commission from taking any action with respect to the filing; and

•        the company many not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Please you have further questions or comments, please call us (281)-575-0636 and fax us your enquiries at (281)-575-6983

/s/Tian Jia,

TIAN JIA

CEO/CFO

March 28, 2010